Prospectus

Franklin Templeton
Variable Insurance Products Trust

May 1, 1999
as supplemented February 1, 2000




















[Insert Franklin Templeton Ben Head]

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                   Contents


                           FRANKLIN TEMPLETON VARIABLE
                            INSURANCE PRODUCTS TRUST

[Begin callout]
Information about each fund you should know before investing
[End callout]

                           1  Overview of the Trust

                           2  Supplemental Information


     Investment Strategy      Individual Fund Descriptions

       Growth and Income   4  Franklin Growth and Income Fund Class 1

       Growth and Income   6  Franklin Rising Dividends Securities Fund-Class 1

          Capital Growth   9  Franklin Small Cap Fund - Class 1

                  Income   11 Franklin U.S. Government Fund - Class 1

          Capital Growth   14 Mutual Discovery Securities Fund - Class 1

       Growth and Income   19 Mutual Shares Securities Fund - Class 1

          Capital Growth   23 Templeton Developing Markets Equity Fund - Class 1

          Capital Growth   26 Templeton Global Growth Fund - Class 1

          Capital Growth   29 Templeton Pacific Growth Fund - Class 1


                              Additional Information, All Funds

                           32 Important Recent Developments

                           32 Distributions and Taxes

                           33 Financial Highlights



                              Fund Account Information
[Begin callout]
Information about fund account transactions and services
[End callout]

                           36 Buying Shares

                           36 Selling Shares

                           36 Exchanging Shares

                           36 Fund Account Policies

                           37 Questions


                              For More Information
[Begin callout]
Where to learn more about each fund
[End callout]

                              Back Cover





Franklin Templeton
Variable Insurance Products Trust


[Insert graphic of pyramid] OVERVIEW OF THE TRUST

Franklin  Templeton  Variable  Insurance  Products  Trust (the Trust),  formerly
Franklin Valuemark Funds, currently consists of twenty-six separate funds, offering a wide variety of investment choices. Each fund has two classes of shares, class 1 and class 2. The funds are only available as investment options in variable annuity or variable life insurance contracts. The accompanying contract prospectus indicates which funds and classes are available to you.

INVESTMENT CONSIDERATIONS

o Each fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

o No single fund can be a complete investment program; consider diversifying your fund choices.

o  You  should  evaluate  each  fund  in  relation  to your  personal  financial
   situation,   investment   goals,  and  comfort  with  risk.  Your  investment
   representative can help you determine which funds are right for you.

RISKS

o There can be no assurance that any fund will achieve its investment goal.

o Because you could lose money by investing in a fund, take the time to read each fund description and consider all risks before investing.

o All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investments goals.

o Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Fund shares involve investment risks, including the possible loss of principal.

More detailed information about each fund, its investment policies, and its particular risks can be found in the Trust's Statement of Additional Information
(SAI).

MANAGEMENT

The funds' investment managers and their affiliates manage over $224 billion in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. Today, Franklin Templeton is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.






                           SUPPLEMENTAL INFORMATION
          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP)

                      SUPPLEMENT DATED FEBRUARY 1, 2000
                             TO THE PROSPECTUS OF

               Templeton Developing Markets Equity Fund (Fund)

On October 21 and 22, 1999, the Templeton Variable Products Series Fund (TVP) and the Franklin Templeton Variable Insurance Products Trust (VIP) Boards of Trustees approved a proposal to eliminate the duplication of funds of the VIP Trust and the TVP Trust, by merging the funds of the TVP Trust into the corresponding funds of the VIP Trust (Reorganization). The corresponding funds of the two trusts generally have the same investment goals and very similar investment policies and strategies. Both Boards believe that the Reorganization would benefit insurance company shareholders and their contract owners. If approved by TVP shareholders, the Reorganization will be completed around May 1, 2000.

A proxy statement, which explains the details of the proposals below, and voting instruction cards were mailed to the contract owners of record as of November 30, 1999, on or about December 20, 1999. The shareholders' meeting is scheduled for February 8, 2000.

As part of the Reorganization, the VIP Board also approved a new investment advisory agreement for the Fund, and changes to, and elimination of, certain fundamental investment restrictions of the Fund, subject to shareholders' approval.

The new investment advisory agreement will retain the same adviser for the combined fund. While the advisory fee rate would remain the same as the Fund currently has, the new agreement effectively increases the fee for advisory services since the advisory contract would no longer cover fund administration services. Instead, like all of the newer VIP funds, fund administration services would be provided in a new separate contract with and for a separate fee. Based on pro forma expenses for the combined fund, the total operating expenses are expected to moderately increase (from 1.41% to 1.56% annually).

Any investments in the Fund prior to the Reorganization implementation date will be affected after the Reorganization implementation date, by the anticipated increase in advisory fees, if the proposed advisory agreement is approved by the shareholders.

The proposed fundamental investment restriction changes will not materially affect the manner in which the Fund is managed and will help further the goal of standardizing fundamental investment restrictions among Franklin Templeton funds.

                      SUPPLEMENT DATED FEBRUARY 1, 2000
                             TO THE PROSPECTUS OF

                        Franklin Small Cap Fund (Fund)

On October 22, 1999, the VIP Board approved (i) a new investment advisory agreement between the VIP Trust, on behalf of the Fund, and Franklin Advisers, Inc. (Advisers); (ii) a new fund administration agreement between the VIP Trust, on behalf of the Fund, and Franklin Templeton Services, Inc. (FT Services); and,
(iii) changes to, and the elimination of, certain fundamental investment restrictions of the Fund. If approved by Fund shareholders, the new agreements and policy changes will be effective May 1, 2000.

The proposed advisory agreement provides for the rate of the investment advisory fee payable by the Fund to Advisers to decrease to the following: 0.55% up to $500 million, 0.45% up to $1 billion, 0.40% up to $1.5 billion, 0.35% up to $6.5 billion, 0.325% up to $11.5 billion, 0.30% up to $16.5 billion, 0.29% up to $19 billion, 0.28% up to $21.5 billion, and 0.27% over $21.5 billion (based on the average daily net assets of the Fund). If approved by Fund shareholders, the proposed advisory agreement would become effective May 1, 2000.

The new fund administration agreement, effective May 1, 2000, provides for an increase in the rate of the administration fee payable by the Fund to FT Services to an annual flat rate of 0.25% (based on the average daily net assets of the Fund).

Based on pro forma expenses of the Fund, the proposed advisory agreement and the new fund administration agreement together result in fee rate changes that are expected to cause a decrease in advisory fees, an increase in administration fees, and a slight increase in total expenses for the Fund (from 0.77% to 0.82%). Any investments in the Fund prior to May 1, 2000, will be affected after May 1, 2000, by the anticipated increase from the combined advisory and fund administration fees, if the proposed advisory agreement is approved by the shareholders.

The proposed fundamental investment restriction changes will not materially affect the manner in which the Fund is managed and will help further the goal of standardizing fundamental investment restrictions among Franklin Templeton funds.

A proxy statement, which explains the details of the proposals, and voting instruction cards were mailed to the contract owners of record as of November 30, 1999, on or about December 20, 1999. The shareholders' meeting is scheduled for February 8, 2000.

                      SUPPLEMENT DATED FEBRUARY 1, 2000
                             TO THE PROSPECTUS OF

               Franklin Rising Dividends Securities Fund (Fund)

On July 15, 1999, the VIP Board approved proposals to: (i) modify the Fund's current criteria for the selection of portfolio companies related to debt as part of the issuer's capital structure, and (ii) make changes to, and eliminate, certain other fundamental restrictions of the Fund. If approved by the Fund's shareholders at the February 8, 2000 special meeting, the changes described below will be effective on February 9, 2000. The prospectus will be amended by replacing the fourth criteria under "Principal Investments" describing companies that have paid consistently rising dividends, with the following:

o strong balance sheets, with long-term debt that is no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating agencies (except for utility companies)

The other proposed fundamental investment restriction changes will not materially affect the manner in which the Fund is managed and will help further the goal of standardizing fundamental investment restrictions among Franklin Templeton funds.

A proxy statement, which explains the details of the proposals, and voting instruction cards were mailed to the contract owners of record as of November 30, 1999, on or about December 20, 1999.





Franklin Growth and Income Fund

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES

Goals The fund's principal investment goal is capital appreciation. Its secondary goal is to provide current income.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in a broadly diversified portfolio of equity securities that the manager believes have the potential to increase in value. To help identify undervalued financially strong companies with attractive long-term growth prospects, the manager uses a current relative yield analysis. Dividend yield is a stock's annual per share dividends divided by its per share market price. Following this strategy, the fund will invest predominantly in common stocks that have dividend yields at least equal to the yield of the Standard & Poor's 500 Index. The fund seeks current income through receipt of dividends from its investments. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

The fund may also invest up to 30% of its total assets in foreign securities, including Depositary Receipts and emerging markets, but currently intends to limit such investments to 20%. The fund may also invest to a lesser extent in equity real estate investment trusts (REITs). REITS are usually publicly traded companies that manage a portfolio of real estate to earn profits and tend to pay high yields since they must distribute most of their earnings.

[Begin callout]
The fund invests primarily in common stocks offering above market current dividend yields.
[End callout]

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy for this fund. As a "bottom-up" investor focusing primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential, with an emphasis on current dividend yield. The manager believes that high relative dividend yield is frequently a good indicator of value.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, including devaluation of currency by a country's government, will increase or decrease the fund's returns from its foreign portfolio holdings. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

Emerging market countries have additional risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

REITs A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties. The value of a REIT may also be affected by factors that affect the underlying properties, the real estate industry, or local or general economic conditions.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

FRANKLIN Growth and Income Fund - Class 1
Calendar Year Total Returns1

[Insert bar graph]



-2.35%   23.63%   6.73%   10.32%    -3.41%    32.83%   14.19%     27.74%   8.33%
--------------------------------------------------------------------------------
  90      91       92       93        94       95       96         97        98

                                     Year

[Begin callout]
Best Quarter:

Q1 '91 10.93%

Worst Quarter:

Q3 '90 -12.63%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                                 Since Inception
                                 Past 1 Year      Past 5 Years       (01/24/89)
--------------------------------------------------------------------------------
Franklin Growth and Income
Fund -  Class 1 1                   8.33%            15.51%             11.72%
S&P 500(R)Index 2                  28.58%            24.06%             18.70%


1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers) 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Management Team The team responsible for the fund's management is:

Frank Felicelli, CFA
Senior Vice President, Advisers

Mr. Felicelli has been a manager of the fund since 1995, and has been with the Franklin Templeton Group since 1986.

William Hawes
PORTFOLIO MANAGER, Advisers

Mr. Hawes has been a manager of the fund since 1999, and has been with the Franklin Templeton Group since 1998.

The fund pays the manager a fee for managing its assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.47% of its average daily net assets to the manager.






Franklin Rising Dividends Securities Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

Goal The fund's investment goal is long-term capital appreciation.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in the securities of companies that have:

o consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

o increased dividends substantially (at least 100%) over the past ten years;

o reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);

o strong balance sheets, with long-term debt representing no more than 30% of total capitalization (except for utility companies); and

o attractive prices, either in the lower half of the stock's price/earnings ratio range for the past 10 years or less than the average current market price/earnings ratio of the stocks comprising the Standard & Poor's(R) 500 Stock Index (this criterion applies only at the time of purchase).

[Begin callout]
The fund will invest primarily in the common stocks of financially sound companies that have paid consistently rising dividends.
[End callout]

The fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria. Following these policies, the fund typically invests predominantly in equity securities issued by large- and mid-cap U.S. companies, which generally have market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. It may also invest substantially in small-cap companies which generally have lower market capitalizations. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, and in particular a strong dividend record, asset value, and cash flow potential. The manager seeks bargains among companies with steadily rising dividends and strong balance sheets - out of favor companies that offer, in the manager's opinion, excellent long-term potential that might include companies that have stumbled recently, dropping sharply in price, but with significant potential.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.





[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager, or may decline further.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Smaller companies While smaller companies, and to a lesser extent mid-size companies, may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products and services may not find an established market or may become obsolete. Smaller companies may suffer significant losses, their securities can be less liquid, and investments in these companies may be speculative.

See "Important Recent Developments" in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] Past Performance

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

FRANKLIN RISING DIVIDENDS SECURITIES FUND -
Class 1
Calendar Year Total Returns1

[Insert bar graph]

   -3.48%     -4.08%     29.74%    24.18%     33.03%      6.92%
--------------------------------------------------------------------
     93         94         95        96         97          98

                                     Year

[Begin callout]
Best Quarter:

Q4 '98 19.38%

Worst Quarter:

Q3 '98 -14.78%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                                Since Inception
                                Past 1 Year    Past 5 Years        (01/27/92)
-------------------------------------------------------------------------------
Franklin Rising Dividends
Securities Fund - Class 1 1      6.92%           17.06%            12.98%
Wilshire MidCap Company         -1.08%           13.83%            13.61%
Growth Index 2

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The Wilshire MidCap Company Growth Index is an unmanaged group of securities of companies selected based on growth characteristics from among the middle capitalization universe of the Wilshire 5000. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the fund's investment manager.

Management Team The team responsible for the fund's management is:

Donald G. Taylor
Senior Vice President,
Advisory Services

Mr. Taylor has been a manager of the fund since 1996. Before joining the Franklin Templeton Group in 1996, he was a Portfolio Manager for Fidelity Management & Research Co.

William J. Lippman
President, Advisory Services

Mr. Lippman has been a manager of the fund since its inception in 1992. He has more than 30 years' experience in the securities industry and joined the Franklin Templeton Group in 1988.

Bruce C. Baughman
Senior Vice President,
Advisory Services

Mr. Baughman has been a manager of the fund since its inception in 1992, and has been with the Franklin Templeton Group since 1988.

Margaret McGee
Vice President,
Advisory Services

Ms. McGee has been a manager of the fund since its inception in 1992, and has been with the Franklin Templeton Group since 1988.

The fund pays the manager a fee for managing its assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.70% of its average daily net assets to the manager.







Franklin Small Cap Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

Goal The fund's investment goal is long-term capital growth.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) growth companies. Small cap companies are generally those with market cap values (share price times the number of common stock shares outstanding) of less than $1.5 billion, at the time of purchase. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

[Begin callout]
The fund invests primarily in common stocks of small cap U.S. companies. [End callout]

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined "growth at a reasonable price" strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses small cap companies that it believes are positioned for rapid growth in revenues, earnings or assets, and are selling at reasonable prices. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential. The manager diversifies the fund's assets across many industries, and from time to time may invest substantially in certain sectors, including technology and biotechnology.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.


[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Smaller companies While smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies may also suffer significant losses, their securities can be less liquid, and investments in these companies may be speculative. Technology and biotechnology industry stocks, in particular, can be subject to erratic or abrupt price movements.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

See "Important Recent Developments" in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] Past Performance

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Franklin Small Cap Fund - Class 1
Calendar Year Total Returns1

[Insert bar graph]

   28.95%      17.42%      -0.98%
-------------------------------------
     96          97          98

            Year

[Begin callout]
Best Quarter:

Q4 '98 24.39%

Worst Quarter:

Q3 '98 -24.40%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                            Since Inception
                                      Past 1 Year             (11/01/95)
--------------------------------------------------------------------------------
Franklin Small Cap Fund -
Class 1 1                                 -0.98%                14.51%
S&P 500(R)Index 2                         28.58%                29.09%
Russell 2500(R)Index 2                     0.38%                15.45%





1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks, whereas the Russell 2500(R) Index is an index of 2,500 companies with small market capitalizations, both covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Management Team The team responsible for the fund's management is:

Edward B. Jamieson
Executive Vice President, Advisers

Mr. Jamieson has been a manager of the fund since its inception in 1995, and has been with the Franklin Templeton Group since 1987.

Michael McCarthy
VICE PRESIDENT, Advisers
Mr. McCarthy has been a manager of the fund since its inception in 1995. He joined the Franklin Templeton Group in 1992.

Aidan O'Connell
Portfolio Manager, Advisers

Mr. O'Connell has been a manager of the fund since September 1998. Before joining Franklin Templeton in May 1998, Mr. O'Connell was a research analyst and a corporate financial analyst at Hambrecht & Quist.

The fund pays the manager a fee for managing its assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.75% of its average daily net assets to the manager.






Franklin U.S. Government Fund


[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

Goal The fund's investment goal is income.

Principal investments Under normal market conditions, the fund will invest in a portfolio limited to U.S. Government securities, primarily fixed and variable rate mortgage-backed securities. The fund currently invests a substantial portion of its assets in Government National Mortgage Association obligations ("Ginnie Maes").

[Begin callout]
The fund invests primarily in mortgage-backed U.S. Government securities. [End callout]

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. Government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions. Ginnie Mae yields (interest income as a percent of price) have historically exceeded the current yields on other types of U.S. Government securities with comparable maturities, although interest rate changes and unpredictable prepayments can greatly change total return.

In addition to Ginnie Maes, the fund may invest in mortgage-backed securities issued or guaranteed by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, or other U.S. Government agencies. The fund may also invest in U.S. Government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority. Finally, the fund may invest in U.S. Treasury bonds, notes and bills, and securities issued by U.S. Government agencies or authorities. Securities issued or guaranteed by FNMA, FHLMC, TVA and certain other entities are not backed by the full faith and credit of the U.S. Government, but are generally supported by the creditworthiness of the issuer.

These debt securities may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The fund typically invests in zero coupon bonds issued or created by the U.S. Government or its agencies, where the coupons have been stripped off a bond and the principal and interest payments are sold separately.

The fund may purchase securities on a "to-be-announced" and "delayed delivery" basis. This means the securities will be paid for and delivered to the fund at a future date, generally in 30 to 45 days.

Portfolio selection The manager generally buys, and holds, high quality securities which pay high current interest rates. Using this straightforward, low turnover approach, the manager seeks to produce high current income with a high degree of credit safety and lower price volatility, from a conservatively managed portfolio of U.S. Government securities.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Interest rate Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. Zero coupon bonds are more sensitive to interest rate changes and their price will fluctuate more than the prices of interest-paying bonds or notes for comparable maturities. In general, securities with longer maturities are more sensitive to these price changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the fund.

[Begin callout]
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's share price. This means you could lose money over short or even extended periods.
[End callout]

Ginnie Maes Ginnie Maes, and other mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The fund may be forced to reinvest returned principal at lower interest rates, reducing the fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase volatility of the fund's returns and share price.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. The fund's investments in securities which are not backed by the full faith and credit of the U.S. Government depend upon the ability of the issuing agency or instrumentality to meet interest or principal payments, and may not permit recourse against the U.S.
Treasury.

See "Important Recent Developments" in this prospectus for Year 2000 discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] Past Performance

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years calendar years or since the fund's inception. The table shows how the fund's average annual total returns compare with those of a broad-based index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Franklin U.S. Government Fund - Class 1
Calendar Year Total Returns1

[Insert bar graph]

 8.92%     15.93%    7.69%    9.71%   -4.55%    19.46%   3.62%   9.31%    7.44%
-------------------------------------------------------------------------------
   90        91        92      93       94        95      96      97      98

                                     Year

[Begin callout]
Best Quarter:

Q2 '95 6.53%

Worst Quarter:

Q1 '94 -4.24%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1998

                                                                Since Inception
                               Past 1 Year     Past 5 Years       (03/14/89 )
------------------------------------------------------------------ -------------
Franklin U.S. Government
Fund - Class 1 1                 7.44%            6.77%              8.29%
Lehman Brothers Intermediate
Government Bond Index 2          8.49%            6.45%              8.43%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. Government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.


[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Management Team The team responsible for the fund's management is:

Jack Lemein
Executive Vice President, Advisers

Mr. Lemein has been a manager of the fund since its inception in 1989. Mr. Lemein has more than 30 years experience in the securities industry.

Roger Bayston, CFA
Senior Vice President, Advisers

Mr. Bayston has been a manager of the fund since 1993, and has been with the Franklin Templeton Group since 1991.

T. Anthony Coffey, CFA
Vice President, Advisers

Mr. Coffey has been a manager of the fund since 1996, and has been with the Franklin Templeton Group since 1989.

The fund pays the manager a fee for managing its assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.48% of its average daily net assets to the manager.







Mutual Discovery Securities Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

Goal The fund's principal goal is capital appreciation.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies of any nation that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund will primarily invest in:

o Undervalued Stocks Stocks trading at a discount to asset value.

o Reorganizing  Companies Securities of companies in the midst of change such as
mergers,    consolidations, liquidations,     reorganizations,     financial
restructurings, or companies with takeover, tender or exchange offers or likely to receive such offers (Reorganizing Companies). The fund may participate in such transactions.

o Distressed Companies Securities of companies that are distressed or even in bankruptcy.

[Begin callout]
The fund invests primarily in common stocks of non-U.S. and U.S. companies the manager believes are significantly undervalued.
[End callout]

The fund invests primarily in companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a lesser amount in small-cap companies. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

While the fund generally purchases securities for investment purposes, the manager may use the fund's ownership in a company to seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund may invest 50% or more of its total assets in foreign equity and debt securities, which may include sovereign debt and participation in foreign government debt, and American, European and Global Depositary Receipts. Depositary receipts are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund generally seeks to hedge (protect) against currency risks largely using forward foreign currency exchange contracts, where available, and in the manager's opinion, it is economical to do so (Hedging Instruments).

The fund may invest in debt securities rated in any rating category by an independent rating agency, including high yield, lower rated or defaulted debt securities ("junk bonds"), or in comparable unrated debt securities. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

The fund typically invests in unrated and lower rated debt securities of Reorganizing Companies or Distressed Companies. Such debt securities are primarily secured or unsecured, indebtedness or participations in the indebtedness, including loan participations and trade claims. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. By purchasing direct indebtedness of companies, a fund steps into the shoes of a financial institution. Participation interests in indebtedness represent fractional interests in a company's indebtedness.

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to its evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities. Similarly, debt securities are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating. Thus, each security is examined separately and there are no set criteria as to asset size, earnings or industry type.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

reorganizing or distressed companies The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors, including companies reporting poor earnings, companies whose share prices have declined sharply, turnarounds, cyclical companies, or companies emerging from bankruptcy, which may have higher risk. There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests in a Reorganizing Company will be completed on the terms contemplated, and therefore, benefit the fund.

[Begin callout]
Because the stocks the fund holds fluctuate in price with global market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Currency Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the investment is worth fewer dollars. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluation by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluation. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

Smaller companies While smaller companies, and to a lesser extent mid-size companies, may offer greater opportunities for capital growth than larger, more established companies, they also have more risk. Historically, smaller company securities have been more volatile in price and fluctuated independently from larger company securities, especially over the shorter-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, and their growth prospects are less certain.

For example, smaller companies may lack depth of management, or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies may suffer significant losses, their securities can be less liquid, and investments in these companies may be speculative. Technology and biotechnology industry stocks, in particular, can be subject to abrupt or erratic price movements.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

Indebtedness and Participations The purchase of debt securities of Reorganizing or Distressed Companies always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. There are no established markets for indebtedness, making them less liquid than other securities, and purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the issuer of the underlying indebtedness.

Lower-rated securities Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

Hedging instruments Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

Illiquid securities The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities have the risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.







[Insert graphic of bull and bear] Past Performance

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Mutual Discovery Securities Fund - Class 1
Calendar Year Total Returns1

[Insert bar graph]

    19.25%           -5.00%
---------------------------------
      97               98

            Year

[Begin callout]
Best Quarter:

Q1 '98 10.85%

Worst Quarter:

Q3 '98 -20.97%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                            Since Inception
                                        Past 1 Year           (11/08/96)
--------------------------------------------------------------------------------
Mutual Discovery Securities
Fund - Class 1 1                            -5.00%                7.02%
S&P 500(R) Index 2                          28.58%               30.66%



1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.








[Insert graphic of briefcase] Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the fund's investment manager.

Management Team The team members primarily responsible for the fund's management are:

Robert L. Friedman
Chief Investment Officer
Senior Vice President
Franklin Mutual

Mr. Friedman has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual (Heine).

David E. Marcus
Senior Vice President
Franklin Mutual

Mr. Marcus has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Michael F. Price is Chairman of the Board of Directors which oversees the management of Franklin Mutual. The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund. Peter A. Langerman is Chief Executive Officer and Robert L. Friedman is Chief Investment Officer of Franklin Mutual. Mr. Friedman has overall supervisory responsibility for the day to day management of the funds managed by Franklin Mutual.

The team also includes:

Peter A. Langerman
President and
Chief Executive Officer
Franklin Mutual

Mr. Langerman has been involved with the management of the fund since its
inception in 1996. Before joining the Franklin Templeton    Group in 1996, he
was a research analyst for Heine.


Lawrence N. Sondike
Senior Vice President
Franklin Mutual

Mr. Sondike has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Jeffrey A. Altman
Senior Vice President
Franklin Mutual

Mr. Altman has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Raymond Garea
Senior Vice President
Franklin Mutual

Mr. Garea has been a manager of the fund since its inception in 1998. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

David J. Winters
Senior Vice President
Franklin Mutual

Mr. Winters has been a manager of the fund since 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

In addition, the following Franklin Mutual employee serves as Assistant Portfolio Manager:

Jeff Diamond
Assistant Portfolio Manager
Franklin Mutual

Mr. Diamond has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1998, he was a vice president and co-manager of Prudential Conservative Stock Fund.

The fund pays the manager a fee for managing its assets. For the fiscal year ended December 31, 1998, the fund paid 0.80% of its average daily net assets to the manager.



Mutual Shares Securities Fund

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES

Goals The fund's principal goal is capital appreciation. Its secondary goal is income.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund will primarily invest in:

o  Undervalued Stocks Stocks trading at a discount to asset value.

o Reorganizing Companies Securities of companies in the midst of change such as mergers, consolidations, liquidations, reorganizations, financial restructurings, or companies with takeover, tender or exchange offers or likely to receive such offers (Reorganizing Companies). The fund may participate in such transactions.

o Distressed Companies Securities of companies that are distressed or even in bankruptcy.

[Begin callout]
The fund invests primarily in common stocks of companies the manager believes are significantly undervalued.
[End callout]

The fund invests primarily in companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies, which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock.

While the fund generally purchases securities for investment purposes, the manager may use the fund's ownership in a company to seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit.

The fund may invest in debt securities rated in any rating category established by an independent rating agency, including high yield, lower rated or defaulted debt securities ("junk bonds"), or if unrated, determined by the manager to be comparable. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

The fund typically invests in unrated and lower rated debt securities of Reorganizing Companies or Distressed Companies. Such debt securities are primarily secured or unsecured indebtedness or participations in the indebtedness, including loan participations and trade claims. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. By purchasing direct indebtedness of companies, a fund steps into the shoes of a financial institution. Participation interests in indebtedness represent fractional interests in a company's indebtedness.

The fund currently intends to invest up to approximately 20% of its total assets in foreign equity and debt securities, including American, European and Global Depositary Receipts. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available, and in the manager's opinion, it is economical to do so (Hedging Instruments).

Portfolio selection The manager is a research driven, fundamental investor, pursuing a disciplined value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to its evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities. Similarly, debt securities are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating. Thus, each security is examined separately and there are no set criteria as to asset size, earnings or industry type.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goals.


[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

Reorganizing ORdistressed companies The fund's bargain-driven focus may result in the fund choosing securities that are not widely followed by other investors, including companies reporting poor earnings, companies whose share prices have declined sharply, turnarounds, cyclical companies, or companies emerging from bankruptcy, which may have higher risk. There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the fund invests in a Reorganizing Company will be completed on the terms contemplated and therefore, benefit the fund.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

Currency Where the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates, including devaluation of currency by a country's government, will increase or decrease the fund's returns from its foreign portfolio holdings. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. The political, economic, and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks. Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies, or may become illiquid. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the security's value and, thus, impact the value of fund shares.

Indebtedness and participations The purchase of debt securities of Reorganizing or Distressed Companies always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. There are no established markets for indebtedness, making them less liquid than other securities, and purchasers of participations, such as the fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the issuer of the underlying indebtedness.

Lower-rated securities Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The fund may lose its entire investment on bonds that may be, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

Hedging instruments Hedging Instruments used by this fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and losses from their use can be greater than if they had not been used. Risks include potential loss to the fund due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

Illiquid securities The fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. There is a possible risk that the securities cannot be readily sold or can only be resold at a price significantly lower than their value.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] PAST PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.


Mutual Shares Securities Fund - Class 1
Calendar Year Total Returns 1


[Insert bar graph]

      17.73%               0.09%
----------------------------------------
        97                  98

              Year

[Begin callout]
Best Quarter:

Q4 '98 12.94%

Worst Quarter:

Q3 '98 -17.65%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                            Since Inception
                                      Past 1 Year             (11/08/96)
--------------------------------------------------------------------------------
Mutual Shares Securities Fund -
Class 1 1                               0.09%                   9.70%
S&P 500(R)Index 2                      28.58%                  30.66%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard and Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

 [Insert graphic of briefcase] Management

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the fund's investment manager.

Management Team The team members primarily responsible for the fund's management are:

Lawrence N. Sondike
Senior Vice President
Franklin Mutual

Mr. Sondike has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual (Heine).

David E. Marcus
Senior Vice President
Franklin Mutual

Mr. Marcus has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Michael F. Price is Chairman of the Board of Directors which oversees the management of Franklin Mutual. The managers listed above are part of a larger team of investment professionals with management responsibility for all of the funds managed by Franklin Mutual, including this fund. Peter A. Langerman is Chief Executive Officer and Robert L. Friedman is Chief Investment Officer of Franklin Mutual. Mr. Friedman has overall supervisory responsibility for the day to day management of the funds managed by Franklin Mutual.

The team also includes:

Peter A. Langerman
President and
Chief Executive Officer
Franklin Mutual

Mr. Langerman has been involved with the management of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Robert L. Friedman
Chief Investment Officer
Senior Vice President
Franklin Mutual

Mr. Friedman has been involved with the management of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Jeffrey A. Altman
Senior Vice President
Franklin Mutual

Mr. Altman has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

Raymond Garea
Senior Vice President
Franklin Mutual

Mr. Garea has been a manager of the fund since its inception in 1996. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

David J. Winters
Senior Vice President
Franklin Mutual

Mr. Winters has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1996, he was a research analyst for Heine.

In addition, the following Franklin Mutual employee serves as Assistant Portfolio Manager:

Jeff Diamond
Assistant Portfolio Manager
Franklin Mutual

Mr. Diamond has been a manager of the fund since 1998. Before joining the Franklin Templeton Group in 1998, he was a vice president and co-manager of Prudential Conservative Stock Fund.

The fund pays the manager a fee for managing its assets. For the fiscal year ended December 31, 1998, the fund paid 0.60% of its average daily net assets to the manager.







Templeton Developing Markets Equity Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

Goal The fund's investment goal is long-term capital appreciation.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in emerging markets equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that have their principal activities in emerging market countries.

Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. Emerging market equity securities and emerging market countries are more fully described in the SAI.

Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stock, and securities convertible into common stock. The fund also invests in American, European and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in the common stocks of companies located in emerging market countries.
[End callout]

In addition to its principal investments, the fund may invest significantly in securities of issuers in developed market countries, and particularly those developed market countries that are linked by tradition, economic markets, geography or political events to emerging market countries.

Depending upon current market conditions, or for capital appreciation, the fund may also invest a substantial portion of its assets in rated or unrated debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock or unsecured bonds; notes; and short-term investments, including cash or cash equivalents. The fund may also invest up to 10% of its total assets in securities of closed-end investment companies to facilitate foreign investment.

Portfolio selection The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual companies and securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this fund) or short-term, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] Main Risks

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The fund should be thought of as a long-term investment for the aggressive portion of a well diversified portfolio.

[Begin callout]
Because the stocks the fund holds fluctuate in price with emerging market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

Currency Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

Interest rate Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] Past Performance

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Templeton Developing Markets Equity Fund - Class 1
Calendar Year Total Returns1




[Insert bar graph]


    2.77%           21.59%           -8.72%          -21.61%
------------------------------------------------------------------
     95              96               97               98

                           Year

[Begin callout]
Best Quarter:

Q4 '98 20.59%

Worst Quarter:

Q4 '97 -23.44%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                              Since Inception
                                                 1 year          (03/15/94)
--------------------------------------------------------------------------------
Templeton Developing Markets                     -21.61%           -3.22%
Equity Fund - Class 1 1
MSCI Emerging Markets Free Index 2               -25.34%           -8.80%
IFC Investable Composite Index 2                 -22.01%           -9.24%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI Emerging Markets Free Index measures the performance of securities located in 25 emerging market countries such as Brazil, China, Korea and Poland. The International Finance Corporation's Investable Composite Index is an emerging markets index that includes 650 stocks from 18 countries including Mexico, South Korea, Brazil, Jordan and Turkey. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Templeton Asset Management Ltd. (TAML), 7 Temasek Blvd., #38-03 Suntec Tower One, Singapore, 038987, is the fund's investment manager.

Management Team The team responsible for the fund's management is:

Dr. J. Mark Mobius
Managing Director, TAML

Dr. Mobius has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

Tom Wu
Director, TAML

Mr. Wu has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

H. Allan Lam
Portfolio Manager, TAML

Mr. Lam has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1987.

Eddie Chow
portfolio manager, TAML

Mr. Chow has been a manager of the fund since 1996, and has been with the Franklin Templeton Group since 1994.

Dennis Lim
director, TAML

Mr. Lim has been a manager of the fund since 1996, and has been with the Franklin Templeton Group since 1990.

Tek-Khoan Ong
Portfolio Manager, TAML

Mr. Ong has been a manager if the fund since 1996, and has been with the Franklin Templeton Group since 1993.

The fund pays the manager a fee for managing its assets and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1998, the fund paid 1.25% of its average daily net assets to the manager.






Templeton Global Growth Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

Goal The fund's investment goal is long-term capital growth.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including in the U.S. and emerging markets. While there are no set percentage targets, the fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European, and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in a diversified portfolio of U.S. and non-U.S. common stocks.
[End callout]

Depending upon current market conditions, the fund may invest a significant portion of its assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stocks or unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

Portfolio selection The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. The manager intends to manage the fund's exposure to various geographic regions and their currencies based on its assessment of changing market and political conditions.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund.

[Begin callout]
Because the stocks the fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

Currency Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

Interest rate Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear] Past Performance

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Templeton Global Growth Fund - Class 1
Calendar Year Total Returns1


[Insert bar graph]

    12.72%        21.28%         13.50%          8.98%
-------------------------------------------------------------
      95            96             97              98

                    Year
[Begin callout]
Best Quarter:

Q4 '98 16.30%

Worst Quarter:

Q3 '98 -13.78%
[End callout]





Average Annual Total Returns
For the periods ended December 31, 1998

                                                                 Since Inception
                                                  Past 1 Year         (03/15/94)
--------------------------------------------------------------------------------
Templeton Global Growth Fund - Class 1 1             8.98%             12.30%
MSCI All Country World Free(R)Index 2               21.97%             14.79%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI All Country World Free(R) Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. Indices include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, N.P., Bahamas, is the fund's investment manager.

Management Team The team responsible for the fund's management is:

Mark G. Holowesko, CFA
President, TGAL

Mr. Holowesko has been a manager of the fund since November 1999, and has been with the Franklin Templeton Group since 1985.

Richard Sean Farrington, CFA
Senior Vice President, TGAL

Mr. Farrington has been a manager of the fund since 1995, and has been with the Franklin Templeton Group since 1990.

Jeffrey A. Everett, CFA
Executive Vice President, TGAL

Mr. Everett has been a manager of the fund since its inception in 1994, and has been with the Franklin Templeton Group since 1990.

The fund pays the manager a fee for managing its assets and providing certain administrative facilities and services to the fund. For the fiscal year ended December 31, 1998, the fund paid 0.83% of its average daily net assets to the manager.

Templeton Pacific Growth Fund

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

Goal The fund's investment goal is long-term capital growth.

Principal investments Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in Pacific Rim markets, including emerging markets, and are issued by companies that have their principal activities in the Pacific Rim. Pacific Rim countries include Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, and Thailand. Equities represent ownership interests in individual companies and give shareholders a claim in the company's earnings and assets. They include common and preferred stocks, and securities convertible into common stock. The fund also invests in American, European and Global Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

[Begin callout]
The fund invests primarily in the common stocks of Pacific Rim companies. [End callout]

In  addition  to  the  fund's  principal   investments,   the  fund  may  invest
significantly in securities of issuers domiciled outside the Pacific Rim, including the U.S., and those that are linked by tradition, economic markets, geography or political events to countries in the Pacific Rim. Depending upon current market conditions, the fund may also invest in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are bonds, including bonds convertible into common stock and unsecured bonds; notes; and short-term investments, including cash or cash equivalents.

Portfolio selection The Templeton investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. As a "bottom-up" investor focusing primarily on individual securities, the fund may from time to time have significant investments in particular countries. While the manager intends to manage the fund's exposure to countries and their currencies based on its assessment of changing market and political conditions, it is limited to certain geographic regions.

Temporary investments When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

Stocks While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. If other investors fail to recognize the company's value and do not become buyers, or if they become sellers, or in markets favoring faster-growing companies, value stocks may not increase in value as anticipated by the manager or may decline further.

Foreign securities Securities of companies and governments located outside the U.S., including Depositary Receipts, involve risks that can increase the potential for losses in the fund. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The fund should be thought of as a long-term investment for the aggressive portion of a well diversified portfolio.

[Begin callout]
Because the stocks the fund holds fluctuate in price with Pacific Rim market conditions and currencies, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

Currency Many of the fund's investments are denominated in foreign currencies. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets.

Country General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of currency devaluations by a country's government or banking authority, the imposition of exchange controls, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. In addition, political or economic conditions can cause previously established securities markets to become limited trading markets, potentially causing liquid securities to become illiquid, particularly in emerging market countries.

Emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business, and social frameworks to support securities markets, and a greater likelihood of currency devaluations. Non-U.S. securities markets, particularly emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

Region Because the fund invests a significant amount of its assets in issuers located in a particular region of the world, and because the correlation among the Singapore, Malaysia, Thailand and Hong Kong markets is very high, the fund is subject to much greater risks of adverse events, including currency devaluations, and may experience greater volatility than a fund that is more broadly diversified geographically.

Company Non-U.S. companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Non-U.S. stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to non-U.S. investments in non-U.S. courts than with respect to U.S. companies in U.S. courts.

Interest rate Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities are more sensitive to these price changes.

Credit This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of fund shares.

See "Important Recent Developments" in this prospectus for Year 2000 and euro discussion, and any potential impact on the fund's portfolio and operations. More detailed information about the fund, its policies, and risks can be found in the SAI.

[Insert graphic of bull and bear]Past Performance

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns for each full calendar year over the past ten years or since the fund's inception. The table shows how the fund's average annual total returns compare to those of a broad-based securities index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the fund is an investment option. If they had been included, performance would be lower.

Templeton Pacific Growth Fund - Class 1
Calendar Year Total Returns1

[Insert bar graph]

   47.87%       -8.79%        7.97%        11.10%      -35.95%         -13.13%
--------------------------------------------------------------------------------
     93           94           95            96          97              98
                                     Year

[Begin callout]
Best
Quarter:

Q4 '98
34.11%

Worst
Quarter:

Q4 '97
-28.67%
[End callout]

Average Annual Total Returns
For the periods ended December 31, 1998

                                                                 Since Inception
                              Past 1 year     Past 5 years          (01/27/92)
--------------------------------------------------------------------------------
Templeton Pacific Growth
Fund - Class 1 1                 -13.13%         -9.45%              -1.68%
MSCI Pacific Index 2               2.69%         -3.95%              -0.88%

1. All fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI Pacific Index tracks approximately 450 companies in Australia, Hong Kong, Japan, New Zealand, and Singapore. This is a total return index in U.S. dollars, with gross dividends reinvested. One cannot invest directly in an index, nor is an index representative of the fund's investments.

[Insert graphic of briefcase] Management

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Investment Counsel, Inc., (TICI), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's sub-advisor. TICI provides Advisers with investment management advice and assistance.

Management Team The team responsible for the fund's management is:

William T. Howard, Jr., CFA
Senior Vice President, TICI

Mr. Howard has been a manager of the fund since 1993, and has been with the Franklin Templeton Group since 1993.

Mark R. Beveridge, CFA
Senior Vice President, TICI

Mr. Beveridge has been a manager of the fund since 1994, and has been with the Franklin Templeton Group since 1985.

The fund pays the manager a fee for managing its assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1998, the fund paid 0.99% of its average daily net assets to the manager.

[Insert graphics pyramid] Important Recent Developments

o YEAR 2000 At this date, it appears neither the funds' operations nor those of the companies in which they invest were adversely affected by Year 2000 computer-related problems. However, Year 2000 problems could still emerge. If a company in which a fund is invested develops problems related to Year 2000, the price of its securities may be adversely affected, and this may have an adverse effect on the fund's performance.

Year 2000 has been one of the many factors the managers consider when making investment decisions. The managers reviewed public filings and other statements made by companies about their Year 2000 readiness, but could not audit each company to verify its readiness. Although the risk of the Year 2000 problem should decrease over time, especially after the leap day of February 29, 2000, the possibility remains that the funds and the companies in which they are invested may be adversely affected by Year 2000 problems until all of their various data processing activities for the year have been completed.

o Euro On January 1, 1999, the European  Monetary  Union (EMU)  introduced a new
single   currency,   the  euro,   which  replaced  the  national   currency  for
participating member countries.

Because this change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the funds may hold in their portfolios, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

[Insert graphic of dollar signs and stacks of coins]
Distributions and Taxes

Income and capital gains distributions Each fund will declare as dividends substantially all of its net investment income. Except for the Money Fund, each fund typically pays dividends from net investment income and net capital gains, if any, following the close of the calendar year. Dividends or distributions by the funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Money Fund declares a dividend each day the fund's NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the fund's net income.

Dividends paid by a fund will be automatically reinvested in additional shares of that fund or, if requested, paid in cash to the insurance company shareholder.

Tax Considerations The tax consequences for contract owners will depend on the provisions of the variable annuity or variable life insurance contract through which they are invested in the funds. For more information, please consult the accompanying contract prospectus.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of Class 1 of each fund for the past five years or since the fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the fund's Annual Report (available upon request).



                         Per share operating performance ($)                                      Ratios/supplemental data



                        Net       Total   Distri-  Distri-                                         Ratio      Ratio of net
       Net asset  Net   realized & from   butions  butions                                Net      of         investment
       value,   invest- unrealized invest-from net from net  Total   Net asset  Total  assets,end  expenses   to income to Portfolio
Period beginning ment   gains      ment  investment realized distri- value, end return+ of year   average net average net  turnover
ended  of period income (losses) operations income  gains    butions of period   (%)    (000's)($) assets (%)  assets (%)   rate (%)

Franklin Growth and Income Fund
1994     13.99    .19      (.47)    (.28)   (.09)   (.20)     (.29)    13.42   (3.41)     517,877   .54           1.81       99.21

1995     13.42    .41      3.92     4.33    (.20)   (.41)     (.61)    17.14   32.83      889,487   .52           3.30      116.54

1996     17.14    .62      1.64     2.26    (.41)  (1.44)    (1.85)    17.55   14.19    1,077,989   .50           4.06       23.01

1997     17.55    .67      4.05     4.72    (.64)   (.62)    (1.26)    21.01   27.74    1,338,476   .49           3.53       36.71

1998     21.01    .69       .99     1.68    (.69)  (1.64)    (2.33)    20.36    8.33    1,318,743   .49           3.27       27.32

Franklin Rising Dividends Securities Fund

1994     10.57    .26      (.69)    (.43)   (.17)   -         (.17)     9.97   (4.08)     309,929   .80          2.71        24.07

1995      9.97    .27      2.66     2.93    (.24)   -         (.24)    12.66   29.74      463,253   .78          2.72        18.72

1996     12.66    .25      2.77     3.02    (.28)   -         (.28)    15.40   24.18      597,424   .76          1.96        27.97

1997     15.40    .22      4.77     4.99    (.26)   (.45)     (.71)    19.68   33.03      780,298   .74          1.24        37.04

1998     19.68    .23      1.07     1.30    (.22)  (2.65)    (2.87)    18.11    6.92      751,869   .72          1.20        26.44

Franklin Small Cap Fund

1995 1   10.00    .03       .21      .24    -       -         -        10.24    2.30       13,301   .90*         2.70*      16.04

1996     10.24    .02      2.95     2.97    (.01)   -         (.01)    13.20   28.95      170,969   .77           .63       63.72

1997     13.20    .01      2.24     2.25    (.03)   (.37)     (.40)    15.05   17.42      313,462   .77           .06       64.07

1998     15.05    .07      (.20)    (.13)   (.01)  (1.19)    (1.20)    13.72    (.98)     315,460   .77           .51       53.01

Franklin U.S. Government Fund

1994     13.92    .96     (1.59)    (.63)   (.67)   (.05)     (.72)    12.57   (4.55)     579,039   .53          6.87       18.25**

1995     12.57    .93      1.46     2.39    (.96)   -         (.96)    14.00   19.46      643,165   .52          6.72       18.68**

1996     14.00    .75      (.31)     .44    (.97)   -         (.97)    13.47    3.62      843,858   .51          6.66       12.93***

1997     13.47   1.00       .21     1.21    (.76)   -         (.76)    13.92    9.31      765,084   .50         6.49        16.84

1998     13.92    .99       .01     1.00   (1.03)   -        (1.03)    13.89    7.44      710,832   .50         6.22        31.34

Mutual Discovery Securities Fund

1996 2   10.00    .02       .19      .21    -       -         -        10.21    2.10      15,418   1.37*        2.11*        .14

1997     10.21    .13      1.84     1.97    (.01)   -         (.01)    12.17   19.25     198,653   1.06         1.19       55.93

1998     12.17    .20      (.76)    (.56)   (.17)   (.15)     (.32)    11.29   (5.00)    224,656   1.00         1.94       93.99

Mutual Shares Securities Fund

1996 2   10.00    .02       .33      .35    -       -         -        10.35    3.50      27,677   1.00*        2.56*      1.31

1997     10.35    .13      1.71     1.84    (.01)   -         (.01)    12.18   17.73     387,787    .80         2.10       49.01

1998     12.18    .28      (.25)     .03    (.13)   (.12)     (.25)    11.96     .09     482,444    .77         2.60       70.19

Templeton Developing Markets Equity Fund

1994 3   10.00    .07      (.51)    (.44)   -       -         -         9.56   (4.40)     98,189   1.53*        1.85*      1.15

1995      9.56    .09       .18      .27    (.04)   (.01)     (.05)     9.78    2.77     158,084   1.41         2.01      19.96

1996      9.78    .12      1.97     2.09    (.10)   (.18)     (.28)    11.59   21.59     272,098   1.49         1.68      12.42

1997     11.59    .18     (1.10)    (.92)   (.15)   (.23)     (.38)    10.29   (8.72)    279,680   1.42         1.57      20.59

1998     10.29    .20     (2.35)   (2.15)   (.29)   (.94)    (1.23)     6.91  (21.61)    162,433   1.41         2.04      36.58

Templeton Global Growth Fund

1994 1   10.15    .07       .26      .33    -       -         -        10.48    3.25    158,856    1.14*       2.49*       7.14

1995     10.48    .16      1.17     1.33    (.06)   -         (.06)    11.75   12.72    338,755     .97        2.46       30.92

1996     11.75    .25      2.22     2.47    (.21)   (.21)     (.42)    13.80   21.28    579,877     .93        2.20       12.32

1997     13.80    .33      1.53     1.86    (.24)   (.08)     (.32)    15.34   13.50    758,445     .88        2.49       24.81

1998     15.34    .35       .98     1.33    (.41)  (1.49)    (1.90)    14.77    8.98    747,080     .88        2.27       32.30


                         Per share operating performance ($)                                      Ratios/supplemental data


                           Net      Total  Distri-   Distri-                                                   Ratio of net
       Net asset Net    realized & from    butions   butions                                Net     Ratio of   investment
       value,   invest-  unrealized invest- from net from net Total   Net asset  Total  assets,end expenses to income to   Portfolio
Period beginning ment    gains     ment   investment realized distri- value, end return+ of year   average net average net  turnover
ended  of period income (losses) operations income   gains    butions of period   (%)    (000's)($  assets (%)   assets (%) rate (%)

Templeton Pacific Growth Fund

1994     14.61    .22     (1.50)   (1.28)   (.03)   (.06)     (.09)    13.24   (8.79)   375,832     1.07      2.04        4.29

1995     13.24    .33       .71     1.04    (.26)   (.11)     (.37)    13.91    7.97    331,936     1.01      2.08       36.06

1996     13.91    .21      1.34     1.55    (.44)   (.26)     (.70)    14.76   11.10    356,759      .99      1.51       12.85

1997     14.76    .29     (5.49)   (5.20)   (.28)   -         (.28)     9.28  (35.95)   165,404     1.03      1.97       11.87

1998      9.28    .21     (1.52)   (1.31)   (.35)   (.11)     (.46)     7.51  (13.13)    98,769     1.10      2.60       12.55





*Annualized

**The portfolio turnover rate excludes mortgage dollar roll transactions.

***The portfolio turnover rate excludes transactions related to the liquidation of the Investment Grade Intermediate Bond Fund and the Adjustable U.S. Government Fund and mortgage dollar roll transactions.

+Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative changes, mortality and expense risk charges or other charges that may be incurred under the variable insurance contracts for which the funds serve as underlying investments. If they had been included, total return would be lower. Total return is not annualized.

1. For the period November 1, 1995 (effective date) to December 31, 1995.

2. For the period November 8, 1996 (effective date) to December 31, 1996.

3. For the period March 15, 1994 (effective date) to December 31, 1994.







Fund Account Information

[Insert graphic of paper with lines and someone writing] BUYING SHARES

Shares of each fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The funds' Board monitors this to be sure there are no material conflicts of interest between the two different types of contract owners. If there were, the Board would take corrective action.

Contract owners' payments will be allocated by the insurance company separate account to purchase shares of each fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The funds do not issue share certificates.

[Insert graphic of certificate] SELLING SHARES

Each insurance company shareholder sells shares of the applicable fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form.

[Insert graphic of two arrows pointing in opposite directions] EXCHANGING
SHARES

Contract owners may exchange shares of any one class or fund for shares of other classes or funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.

Frequent exchanges can interfere with fund management or operations and drive up fund costs. To protect shareholders, there are limits on the number and amount of fund exchanges that may be made (please see "Market Timers" below).

[Insert graphic of paper and pen] FUND ACCOUNT POLICIES

Calculating share price The funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value, except that the Money Fund's assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the funds are open for business at the NAV next calculated after we receive the request in proper form.

Statements and reports Contract owners will receive confirmations and account statements that show account transactions. Insurance company shareholders will receive the fund's financial reports every six months. To reduce fund expenses, if you need additional copies, please call 1-800/342-3863.

If there is a dealer or other investment representative of record on the account, he or she will also receive confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.

Market timers The funds are not designed for market timers, large or frequent transfers. The funds may restrict or refuse purchases or exchanges by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or
(ii) exchanged shares out of the fund more than twice in a calendar quarter,  or
(iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.

Additional policies Please note that the funds maintain additional policies and reserve certain rights, including:

o  Each fund may refuse any order to buy shares.

o  At any time, each fund may establish or change investment minimums.

o Each fund may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the fund promptly.

Share Classes Each fund has two classes of shares, class 1 and class 2. Each class is identical except that class 2 has a distribution plan or "rule 12b-1" plan which is described in prospectuses offering class 2 shares.

[Insert graphic of question mark] Questions

More detailed information about the Trust and the funds' account policies can be found in the funds' Statement of Additional Information (SAI). If you have any questions about the funds, you can write to us at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/342-3863.
For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

For More Information

The funds of Franklin Templeton Variable Insurance Products Trust (the Trust), formerly Franklin Valuemark Funds, are only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the funds in the following documents:

Annual/Semiannual Fund Reports to Shareholders

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, fund holdings, and the auditor's report (Annual Report only).

Statement of Additional Information (SAI)

Contains more information about the funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

You may obtain these free reports by contacting your investment representative or by calling us at the number below.

Franklin(R)Templeton(R)
1-800/342-3863

You can also obtain information about the funds by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file #811-5583